Introduction, basis of presentation of the interim condensed consolidated financial statements and other information (Policies)	6 Months Ended
Jun. 30, 2023
Disclosure of reclassifications or changes in presentation [abstract]
Basis of presentation of the interim financial statements	Basis of presentation of the interim financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS'). In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, and subsequent changes, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
The consolidated annual accounts for 2022 were authorised at the board of directors meeting on 27 February 2023 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly Grupo Santander’s consolidated equity and consolidated financial position at 31 December 2022 and the consolidated results of its operations, and the consolidated cash flows in 2022. The aforementioned consolidated annual accounts, which are included in Grupo Santander’s Form 20-F filed with the U.S. Securities and Exchange Commission on 1 March 2023, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IFRS-IASB', and together with EU-IFRS, 'IFRS').
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim financial statements in accordance with the provisions of article 12 of Royal Decree 1362/2007 taking into account the requirements of Circular 3/2018, of June 28, of the Securities and Exchange Commission (CNMV). These interim financial statements will be included in the Half-Yearly Financial Information corresponding to the first half of 2023 that the Group presents in accordance with the aforementioned Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRS and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with Grupo Santander’s consolidated annual accounts for the year ended 31 December 2022.
Grupo Santander policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2022. As indicated in that note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of Grupo Santander.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2022 taking into account the standards and interpretations with effective application date during the first six months of 2023, which are detailed below:
–IFRS 17 Insurance Contracts and amendments to IFRS 17: new general accounting standard for insurance contracts, which includes the recognition, measurement, presentation and disclosure of information. Insurance contracts combine financial and service provision features that, in many cases, generate variable long- term cash flows. To properly reflect these characteristics, IFRS 17 combines the measurement of future cash flows with the recording of the contract result during the period in which the service is provided, presents separately the financial results from the results for the provision of the service and allows entities, through the choice of an accounting policy option, to recognize the financial results in the income statement or in other comprehensive income. Applicable retrospectively from 1 January 2023.
The Group has carried out a project to implement IFRS 17 with all affected Group entities and has drawn up an accounting policy that establishes the accounting criteria for recording insurance contracts. Grupo Santander concluded the analysis of the effects of this new standard without having identified material equity impacts in its interim financial statements due to the application of said standard, except for a reclassification of the balance sheet to the heading 'Liabilities covered by insurance or reinsurance contracts', registered at 1 January 2023, of a portfolio of products for an amount of approximately EUR 16 billion, derived from the different treatment that this new standard establishes for the components of an insurance contract.
–The amendments to IAS 1 Presentation of Financial Statements require companies to disclose material information about their accounting policies rather than their significant accounting policies. Applicable from 1 January 2023.
–The amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how to distinguish changes in accounting policies, which are generally applied retrospectively, from changes in accounting estimates, which are generally applied prospectively. Applicable from 1 January 2023.
–The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
•Right-of-use assets and lease liabilities.
•Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.
The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate. Applicable from 1 January 2023.
By the time of the preparation of these interim financial statements, there is an amendment to IAS 12 that was approved by the IASB on 23 May 2023 with an effective date of 1 January 2023, and that is pending adoption by the European Union for the current exercise.
–The amendments to IAS 12 Income Taxes applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development (OECD), including tax law that implements qualified domestic minimum top-up taxes described in those rules. The amendment includes the mandatory and temporary exception to the recognition and breakdown of deferred tax assets and liabilities derived from said Pillar Two model rules (applicable from the date of publication of the amendment) and establishes additional information requirements, differentiating between whether said tax law has entered into force (applicable from the date of publication of the amendment), or said tax law is enacted or substantially enacted, in which case the information requirements will be necessary for the annual periods beginning on or after 1 January 2023 (without any information requirement in the intermediate periods).
Banco Santander has not applied the aforementioned exception since there are no tax laws for the implementation of the model rules of Pillar Two in force in the financial year 2023 for the geographies in which the Group operates.
The aforementioned amendments to accounting standards have not had a significant effect on Grupo Santander’s financial statements, except for what was disclosed before.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2023 were applied in their preparation.
Use of critical estimates	Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of Banco Santander in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2022, except for those indicated in these interim financial statements due to the rules that have come into effect during the first six months of the year 2023.
The interim financial statements contain estimates made by the senior management of Banco Santander and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported in the consolidated entities. These estimates, which were made on the basis of the best information available, relate mainly to the following:
1.The income tax expense, which is recognised in interim periods based on the best estimate of the weighted average tax rate expected by Grupo Santander for the full financial year;
2.The impairment losses on certain assets – financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
3.The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
4.The useful life of the tangible and intangible assets;
5.The measurement of goodwill impairment arising on consolidation;
6.The calculation of provisions and the consideration of contingent liabilities;
7.The fair value of certain unquoted assets and liabilities;
8.The recoverability of deferred tax assets; and
9.The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3.
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario and the situation of the war in Ukraine, as well as the challenges derived from the inflationary scenario, the recent turbulence in the world banking sector, mainly due to the bankruptcy of some regional banks in the United States, a specific case of a merger in Europe, which has contributed to generate greater uncertainty and volatility in the markets.
The Group's management has evaluated in particular the uncertainties caused by the current environment in relation to credit, liquidity and market risks, taking into account the best available information, to estimate the impact on the credit portfolio's impairment provision, and in the debt instruments' interest rates and valuation.
During the first six months ended 30 June 2023, there have been no additional significant changes in the estimates made at the end of 2022, other than those indicated in these interim financial statements.

Contingent assets and liabilities	Contingent assets and liabilitiesNote 2.o to Grupo Santander's consolidated annual accounts for the year ended 31 December 2022 includes information on the contingent assets and liabilities at that date. There were no significant changes in Grupo Santander's contingent assets and liabilities from 31 December 2022 to the date of formal preparation of these interim financial statements.